Significant Accounting Policies - Accumulated Other Comprehensive Income (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Tax effect on Other Comprehensive income before reclassifications	$ 474	$ (445)	$ 1,292
Tax effect on amount reclassified from accumulated Other comprehensive income	$ (207)	$ 1	$ 222